                                           As filed pursuant to Rule 497
                                           Under the Securities Act of 1933
                                           Registration No. 333-144000




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

--------------------------------------------------------------------------------

                            VARIABLE SEPARATE ACCOUNT
                                SUPPLEMENT TO THE

                  POLARIS ADVANTAGE VARIABLE ANNUITY PROSPECTUS

                             DATED OCTOBER 15, 2007

--------------------------------------------------------------------------------

THE FOLLOWING TABLE REPLACES THE TABLE ON PAGE 6 UNDER THE HEADING PAYMENT ENHANCEMENTS IN THE PROSPECTUS:

The Enhancement Levels and Payment Enhancement Rates, applicable to all Purchase Payments made between November 19, 2007 and March 31, 2008 are as follows:

--------------------------------------------------------------------------------
PAYMENT ENHANCEMENT LEVEL                      PAYMENT ENHANCEMENT RATE
--------------------------------------------------------------------------------
All Purchase Payments and
subsequent Purchase Payments                             6.5%
--------------------------------------------------------------------------------

The Payment Enhancement rate currently being offered may increase, decrease, or be eliminated by us at any time.





Dated: November 19, 2007



                Please keep this Supplement with your Prospectus

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

--------------------------------------------------------------------------------

                            VARIABLE SEPARATE ACCOUNT
                  SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS

                    POLARIS ADVANTAGE DATED OCTOBER 15, 2007

--------------------------------------------------------------------------------

With respect to the optional MarketLock For Life Plus feature, the maximum and minimum age range for the Covered Person(s) has changed. The following replaces the tables under the heading "When and how may I elect MarketLock For Life Plus?" in the "MarketLock For Life Plus" section of the prospectus:

IF YOU ELECT ONE COVERED PERSON:

--------------------------------------------------------------------------------
                                                     COVERED PERSON
                                            ------------------------------------
                                             MINIMUM AGE          MAXIMUM AGE (1)
--------------------------------------------------------------------------------
                 One Owner                           45                    80
--------------------------------------------------------------------------------
               Joint Owners
   (based on the age of the older Owner)             45                    80
--------------------------------------------------------------------------------


IF YOU ELECT TWO COVERED PERSONS:

------------------------------------------------------------------------------------------------------------------------
                                                    COVERED PERSON #1                       COVERED PERSON #2
                                             -----------------------------------     -----------------------------------
                                             MINIMUM AGE       MAXIMUM AGE (1)       MINIMUM AGE       MAXIMUM AGE (1)
------------------------------------------------------------------------------------------------------------------------
              NON-QUALIFIED:
               Joint Owners                       45                80                    45                80
------------------------------------------------------------------------------------------------------------------------
              NON-QUALIFIED:
    One Owner with Spousal Beneficiary            45                80                    45               N/A (2)
------------------------------------------------------------------------------------------------------------------------
                QUALIFIED:
    One Owner with Spousal Beneficiary            45                80                    45               N/A (2)
------------------------------------------------------------------------------------------------------------------------

     (1) The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.

     (2) Not applicable because feature availability is based on the younger Owner. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.

With respect to the tables under the header "What determines the Maximum Annual Withdrawal Percentage?" references to age 50 are hereby changed to 45.

The changes to the MarketLock For Life Plus feature outlined above may not be available in all states. Please check with your financial representative.



Dated:  November 19, 2007



                Please keep this Supplement with your Prospectus

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

--------------------------------------------------------------------------------

                            VARIABLE SEPARATE ACCOUNT
                                SUPPLEMENT TO THE

                  POLARIS ADVANTAGE VARIABLE ANNUITY PROSPECTUS

                             DATED OCTOBER 15, 2007

--------------------------------------------------------------------------------

IF YOU PURCHASE YOUR CONTRACT THROUGH MERRILL LYNCH, THE FOLLOWING TABLE REPLACES THE TABLE ON PAGE 6 UNDER THE HEADING PAYMENT ENHANCEMENT IN THE
PROSPECTUS:

The Enhancement Levels and Payment Enhancement Rates, applicable to all Purchase Payments made between November 19, 2007 and February 15, 2008 are as follows:

--------------------------------------------------------------------------------
PAYMENT ENHANCEMENT LEVEL                   PAYMENT ENHANCEMENT RATE
--------------------------------------------------------------------------------
    Under $250,000                                      5%
--------------------------------------------------------------------------------
      $250,000 +                                        6%
--------------------------------------------------------------------------------


The Payment Enhancement rate currently being offered may increase, decrease, or be eliminated by us at any time.



Dated: November 19, 2007



                Please keep this Supplement with your Prospectus



                                   Page 1 of 1